Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2017	Mar. 31, 2016
Derivatives, Fair Value [Line Items]
Total Notional	[1]	¥ 3,104,553	¥ 2,694,027
Derivative assets, Fair value		23,359	37,697
Derivative liabilities, Fair value	[1]	23,184	37,503
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	3,102,798	2,692,128
Derivative assets, Fair value	[2],[3]	23,322	37,630
Derivative liabilities, Fair value	[1],[2],[3]	23,181	37,499
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	35,732	34,479
Derivative assets, Fair value	[2],[3]	1,032	1,285
Derivative liabilities, Fair value	[1],[2],[3]	1,250	1,541
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	2,656,681	2,256,401
Derivative assets, Fair value	[2],[3]	15,355	28,765
Derivative liabilities, Fair value	[1],[2],[3]	15,193	28,494
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	38,735	47,262
Derivative assets, Fair value	[2],[3]	497	679
Derivative liabilities, Fair value	[1],[2],[3]	641	806
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	369,421	343,565
Derivative assets, Fair value	[2],[3]	6,437	6,900
Derivative liabilities, Fair value	[1],[2],[3]	6,093	6,650
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	2,229	10,421
Derivative assets, Fair value	[2],[3]	1	1
Derivative liabilities, Fair value	[1],[2],[3]	4	8
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,755	1,899
Derivative assets, Fair value		37	67
Derivative liabilities, Fair value	[1]	3	4
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,338	1,506
Derivative assets, Fair value		36	60
Derivative liabilities, Fair value	[1]
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	417	393
Derivative assets, Fair value		1	7
Derivative liabilities, Fair value	[1]	¥ 3	¥ 4

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2016 and 2017, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.